CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class I and Class IS of Western Asset Macro Opportunities Fund, and the form of the statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Asian Opportunities Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 85 to the Registrant’s Registration Statement (“Amendment No. 85”), and (b) that Amendment No. 85 was filed electronically.

Dated as of: March 2, 2015	By:	/s/ Robert M. Nelson
	Name:	Robert M. Nelson
	Title:	Assistant Secretary